Lease Termination and Impairment Charges - Fair Value (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 04, 2017	Nov. 26, 2016	Aug. 27, 2016	May 28, 2016	Feb. 27, 2016	Nov. 28, 2015	Aug. 29, 2015	May 30, 2015	Mar. 04, 2017	Feb. 27, 2016	Feb. 28, 2015
Fair value of long-lived assets
Total Losses	$ (25,575)	$ (7,199)	$ (7,226)	$ (5,778)	$ (18,870)	$ (6,951)	$ (9,637)	$ (5,019)	$ (45,778)	$ (40,477)	$ (37,204)
Nonrecurring basis
Fair value of long-lived assets
Long-lived assets held and used, impairment charges									(22,560)	(8,726)
Long-lived assets held for sale, impairment charges									(71)	(547)
Total Losses									(22,631)	(9,273)
Nonrecurring basis | Total
Fair value of long-lived assets
Fair value of Long-lived assets held for use	9,377				8,300				9,377	8,300
Fair value of Long-lived assets held for sale	1,260				3,472				1,260	3,472
Fair value of Total	10,637				11,772				10,637	11,772
Nonrecurring basis | Level 2
Fair value of long-lived assets
Fair value of Long-lived assets held for use	511								511
Fair value of Long-lived assets held for sale	1,260				3,283				1,260	3,283
Fair value of Total	1,771				3,283				1,771	3,283
Nonrecurring basis | Level 3
Fair value of long-lived assets
Fair value of Long-lived assets held for use	8,866				8,300				8,866	8,300
Fair value of Long-lived assets held for sale					189					189
Fair value of Total	$ 8,866				$ 8,489				$ 8,866	$ 8,489